NOTE 12 - INCOME TAXES (Detail) - Deferred Income Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry forward	$ 1,875,506	$ 984,718
Equipment	(153,616)	(31,190)
Valuation allowance	$ (1,721,889)	$ (953,528)